Subsequent Events (Details) (USD $)	0 Months Ended				2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	0 Months Ended															3 Months Ended	0 Months Ended
	Feb. 21, 2013	Feb. 20, 2013	Nov. 15, 2012	Oct. 23, 2012	Jun. 30, 2012	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Feb. 21, 2013 Berry Petroleum Company [Member] Subsequent Event [Member]	Feb. 20, 2013 Berry Petroleum Company [Member] Subsequent Event [Member]	Sep. 16, 2013 Dividend Declared [Member]	Sep. 13, 2013 Dividend Declared [Member]	Aug. 15, 2013 Dividend Declared [Member]	Aug. 15, 2013 Dividend Declared [Member]	Jul. 16, 2013 Dividend Declared [Member]	Jul. 16, 2013 Dividend Declared [Member]	Jul. 02, 2013 Dividend Declared [Member]	May 16, 2013 Dividend Declared [Member]	May 16, 2013 Dividend Declared [Member]	Apr. 24, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Feb. 15, 2013 Dividend Declared [Member]	Jan. 25, 2013 Dividend Declared [Member]	Sep. 30, 2013 Dividend Declared [Member]	Oct. 18, 2013 Dividend Declared [Member] Subsequent Event [Member]	Oct. 18, 2013 Dividend Declared [Member] Subsequent Event [Member]	Oct. 02, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jul. 16, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jul. 16, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jul. 02, 2013 Dividend Declared [Member] Subsequent Event [Member]	Apr. 24, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 15, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 15, 2013 Dividend Declared [Member] Subsequent Event [Member]	Jan. 24, 2013 Dividend Declared [Member] Subsequent Event [Member]	Feb. 20, 2013 Linn Energy, LLC [Member] Berry Petroleum Company [Member]	Feb. 21, 2013 Linn Energy, LLC [Member] Berry Petroleum Company [Member] Subsequent Event [Member]	Feb. 20, 2013 Linn Energy, LLC [Member] Berry Petroleum Company [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Business acqusition, preliminary value	$ 4,400,000,000	$ 4,400,000,000										$ 4,300,000,000																									$ 4,400,000,000		$ 4,300,000,000
Number of LinnCo common shares for each Berry common share											1.25																											1.25
Business acquisition, price per common share		$ 46.2375									$ 46.2375																										$ 46.2375	$ 46.2375
Distributions received, amount per unit (in usd per unit)																			$ 0.725			$ 0.725			$ 0.725				$ 0.725			$ 0.2416				$ 0.725
Cash distributions received					0	25,221,000	0	50,442,000	25,221,000	75,656,000				8,000,000		8,000,000		8,000,000			25,000,000			25,000,000		25,000,000		8,000,000			8,000,000				25,000,000
Dividends declared, amount per share (in usd per share)				$ 0.71															$ 0.725			$ 0.725			$ 0.71				$ 0.725			$ 0.2416	$ 0.725			$ 0.71
Tax reserve, amount per share (in usd per share)				$ 0.015															$ 0			$ 0			$ 0.015				$ 0			$ 0	$ 0			$ 0.015
Dividends paid to shareholders			24,699,000		0	24,699,000	0	49,920,000	24,699,000	75,134,000			8,000,000		8,000,000		8,000,000			25,000,000			25,000,000			25,000,000	8,000,000			8,000,000				25,000,000
Income tax reserve withheld			$ 522,000																				$ 522,000	$ 522,000										$ 522,000	$ 522,000